Label	Element	Value
Victory Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory Global Natural Resources Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies that SailingStone Capital Partners LLC, the Fund's sub-adviser, ("SailingStone") considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States.

The Fund is non-diversified and expects to hold a larger portion of its assets in a smaller number of issuers. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund's investment team currently expects that the Fund typically will hold between 15 and 30 securities positions.

In evaluating investments for the Fund, SailingStone conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify "advantaged assets," inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. "Advantaged assets" are the low cost producers of a given commodity that SailingStone believes offer a competitive advantage in the form of achieving higher returns on capital relative to their cost of capital and the returns of other producers.

SailingStone believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. SailingStone seeks to purchase interests in companies with these characteristics when it believes the stock price reflects a limited possibility of permanent capital impairment.

SailingStone seeks to identify companies that have the potential to provide favorable long-term investment performance in any of the natural resources industries over a commodity price cycle. The Fund may invest in companies of any size, although it is likely that many of the companies offering the most attractive long-term returns will be smaller and medium-sized companies. SailingStone does not attempt to replicate within the Fund's portfolio the commodity exposures of broad natural resources equity indices or to replicate or approximate any index return. As a result, the representations of the various natural resources equity industries in the Fund's portfolio will likely differ significantly from the representations of those same industries in any one or more natural resources equity indices, and the Fund's investment performance will likely differ, at times substantially, from that of such indices.

Companies in natural resources industries include companies that SailingStone considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, cash flow, or net profits is, in SailingStone's judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if SailingStone believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

SailingStone regularly reviews the Fund's investments and will sell securities when it believes the securities are no longer attractive because of valuation; however there are a number of other reasons that could result in a position being reduced or sold. These include 1) a poor capital allocation decision, 2) a change in project economics and/or a change in the cost curve, 3) a change in above-ground risk, 4) a change in balance sheet risk, 5) a change in management or management execution, and 6) a change in governance practices.

From time to time, the Fund may make investments in private placements. In addition, the Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments are subject to the following principal risks:

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Concentration Risk. Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Emerging Market Risk. The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Foreign Securities Risk. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

■  Natural Resources Investment Risk. Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships ("MLPs"), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

■  Non-Diversified Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.

■  Overweighting Risk. Overweighting investments in an industry or group of industries relative to the Fund's benchmark index increases the risk that the Fund will underperform its benchmark, because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

■  Private Placement Risk. A private placement involves the sale of securities that have not been registered under the Securities Act of 1933, or relevant provisions of applicable non-U.S. law, to certain institutional and qualified individual purchasers. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Securities sold through private placements are not publicly traded and, therefore, are less liquid. Companies seeking private placement investments tend to be in earlier stages of development and have not yet been fully tested in the public marketplace.

■  Smaller Company Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

■  Value Investing Risk. Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Global Natural Resources Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by SailingStone Capital Partners LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2016 22.42% Worst Quarter Third Quarter 2008 -34.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.23%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes excluding foreign withholding taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (Periods ended December 31, 2016)
Victory Global Natural Resources Fund | MSCI World Commodity Producers Index (reflects no deduction for fees, expenses or taxes excluding foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.43%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.37%
Victory Global Natural Resources Fund | S&P North American Natural Resources Sector IndexTM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.64%
Victory Global Natural Resources Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.95%
Victory Global Natural Resources Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.48%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 717
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,016
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,336
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,242
Annual Return 2007	rr_AnnualReturn2007	32.08%
Annual Return 2008	rr_AnnualReturn2008	(46.76%)
Annual Return 2009	rr_AnnualReturn2009	49.33%
Annual Return 2010	rr_AnnualReturn2010	25.52%
Annual Return 2011	rr_AnnualReturn2011	(7.31%)
Annual Return 2012	rr_AnnualReturn2012	6.10%
Annual Return 2013	rr_AnnualReturn2013	(0.60%)
Annual Return 2014	rr_AnnualReturn2014	(22.84%)
Annual Return 2015	rr_AnnualReturn2015	(38.17%)
Annual Return 2016	rr_AnnualReturn2016	53.13%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	44.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.20%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.19%)
Victory Global Natural Resources Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	44.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.81%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.66%)
Victory Global Natural Resources Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.58%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.80%)
Victory Global Natural Resources Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.28%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 331
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,232
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,643
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	231
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	718
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,232
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,643
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	50.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.80%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.75%)	[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Victory Global Natural Resources Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.74%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,052
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	52.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.40%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.01%)
Victory Global Natural Resources Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	369
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	641
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,418
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	53.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.76%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.66%)	[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007

[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.
[2]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.48%, 2.28%, 1.86% and 1.15% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.
[3]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.
[4]	Inception dates of Class C and Class Y shares is May 1, 2007.